Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of September 30, 2016 and December 31, 2015 in the condensed consolidated balance sheets are recorded as follows:

	September 30, 2016	December 31, 2015
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$52	$61
Interest rate derivatives:	36	30
Cross currency swaps:	—	16
Total Assets	$88	$107
Liabilities:
Foreign exchange contracts:	$(53)	$(29)
Interest rate derivatives:	(7)	(6)
Cross currency swaps:	—	—
Total Liabilities	$(60)	$(35)
Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$28	$100
Interest rate derivatives:	1	4
Cross currency swaps:	—	—
Total Assets	$29	$104
Liabilities:
Foreign exchange contracts:	$(149)	$(30)
Interest rate derivatives:	(2)	(4)
Cross currency swaps:	—	—
Total Liabilities	$(151)	$(34)

Pre Tax Gains losses on Consolidated Statements of Operations

Pre-tax gains (losses) on the condensed consolidated statements of operations related to CNH Industrial’s derivatives for the three and nine months ended September 30, 2016 and 2015 are recorded in the following accounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(10)	$3	$(8)	$4
Gains/(losses) on hedged items—Interest expense	$10	$(3)	$8	$(4)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$4	$132	$5	$29
Interest rate derivatives—accumulated other comprehensive income	$(1)	$(24)	$14	$(49)
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$18	$(14)	$38	$(27)
Foreign exchange contracts—Cost of goods sold	$(5)	$(53)	$17	$(177)
Foreign exchange contracts—Other, net	$(1)	$28	$5	$—
Interest rate derivatives—Interest expense	$—	$(2)	$(3)	$(7)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$(33)	$102	$(147)	$106

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2016 and December 31, 2015:

	Level 1		Level 2		Total
	September 30, 2016	December 31, 2015	September 30, 2016	December 31, 2015	September 30, 2016	December 31, 2015
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$80	$161	$80	$161
Interest rate derivatives	—	—	37	34	37	34
Cross currency swaps	—	—	—	16	—	16
Available for sale securities	1	1	—	—	1	1
Total Assets	$1	$1	$117	$211	$118	$212
Liabilities
Foreign exchange derivatives	$—	$—	$(202)	$(59)	$(202)	$(59)
Interest rate derivatives	—	—	(9)	(10)	(9)	(10)
Total Liabilities	$—	$—	$(211)	$(69)	$(211)	$(69)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of September 30, 2016 and December 31, 2015 are as follows:

	September 30, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount *	Fair Value
	(in millions)
Financing receivables	$18,638	$18,475	$19,001	$18,868
Debt	$26,341	$26,489	$26,301	$26,371